Note 7 Changes in allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 344,072	€ 412,711
Profit (loss) from discontinued operations	280	(1,729)	€ (758)
Gross carrying amount loans and advances at amortized cost	349,037	344,072	412,711
Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(12,141)	(12,427)	(12,217)
Transfers of financial assets	(1,893)	(2,133)	(1,626)
Transfers from stage 1 to stage 2	(463)	(766)	(523)
Transfers from stage 2 to stage 1	247	202	235
Transfers to stage 3	(1,862)	(1,652)	(1,487)
Transfers from stage 3	185	83	149
Net annual origination of allowances	(933)	(2,996)	(2,370)
Becoming write offs	2,795	2,568	3,256
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Net foreign exchange loss	519	1,204	20
Increase (decrease) through other movements, financial assets	(189)	(283)	(254)
Other impairment losses	701	803	764
Profit (loss) from discontinued operations		1,123
Gross carrying amount loans and advances at amortized cost	(11,142)	(12,141)	(12,427)
Stage 1 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(2,037)	(2,149)	(2,082)
Transfers of financial assets	187	184	176
Transfers from stage 1 to stage 2	139	156	126
Transfers from stage 2 to stage 1	(60)	(50)	(38)
Transfers to stage 3	111	81	89
Transfers from stage 3	(3)	(3)	(1)
Net annual origination of allowances	(563)	(872)	(542)
Becoming write offs	45	0	130
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Net foreign exchange loss	70	227	(30)
Increase (decrease) through other movements, financial assets	12	12	(15)
Other impairment losses	297	160	215
Profit (loss) from discontinued operations		401
Gross carrying amount loans and advances at amortized cost	(1,990)	(2,037)	(2,149)
Stage 2 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(2,289)	(2,183)	(2,375)
Transfers of financial assets	441	(511)	(227)
Transfers from stage 1 to stage 2	(602)	(923)	(649)
Transfers from stage 2 to stage 1	307	253	273
Transfers to stage 3	802	218	234
Transfers from stage 3	(66)	(59)	(86)
Net annual origination of allowances	(57)	(795)	(116)
Becoming write offs	56	0	337
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Net foreign exchange loss	(270)	256	(18)
Increase (decrease) through other movements, financial assets	(79)	(118)	(149)
Other impairment losses	106	618	366
Profit (loss) from discontinued operations		444
Gross carrying amount loans and advances at amortized cost	(2,091)	(2,289)	(2,183)
Stage 3 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(7,815)	(8,094)	(7,761)
Transfers of financial assets	(2,521)	(1,806)	(1,574)
Transfers from stage 1 to stage 2	0	0	0
Transfers from stage 2 to stage 1	0	0	0
Transfers to stage 3	(2,775)	(1,950)	(1,810)
Transfers from stage 3	254	144	236
Net annual origination of allowances	(314)	(1,329)	(1,711)
Becoming write offs	2,694	2,567	2,789
Increase (decrease) through changes in models or risk parameters, financial assets	0	0	0
Net foreign exchange loss	719	721	69
Increase (decrease) through other movements, financial assets	(122)	(177)	(89)
Other impairment losses	298	25	183
Profit (loss) from discontinued operations		278
Gross carrying amount loans and advances at amortized cost	€ (7,061)	€ (7,815)	€ (8,094)